                                                                            March 14, 2007

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:       Evergreen Municipal Trust (the “Trust”)
            Evergreen Municipal Bond Fund
            Registration Statement on Form N-14AE
            File Number:  333-140485
            Pre-effective Amendment No. 2

Ladies and Gentlemen:

Pursuant to the  Securities  Act of 1933,  as amended and the General Rules and Regulations thereunder, enclosed for filing electronically is Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14AE of the Trust. This filing relates to the acquisition of the assets of Evergreen Florida Municipal Bond Fund, a series of the Trust, by and in exchange for shares of Evergreen Municipal Bond Fund, a series of the Trust.

This Amendment is being filed for the purposes of (i) incorporating comments received from the staff of the Commission and (ii) making other non-material changes to the filing. We are requesting that the Registration Statement become effective on March 16, 2007.

            Any questions or comments with respect to this filing may be directed to the undersigned at (617) 210-3676.

                                         Very truly yours,

                                         /s/ Catherine F. Kenndy

                                          Catherine F. Kenndy

Enclosures

cc: Timothy Diggins, Esq.